Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans	$ 14,875	$ 12,778	$ 30,025	$ 25,252	$ 55,066	$ 46,681	$ 38,889
Mortgage-backed securities	6,843	8,675	13,619	17,092	32,033	33,306	42,256
Other securities	890	787	1,543	1,757	3,314	6,011	3,223
Federal Home Loan Bank of New York dividends	142	121	284	230	439	354	399
Deposits in other financial institutions	10	77	28	105	165	143	801
Total interest income	22,760	22,438	45,499	44,436	91,017	86,495	85,568
Interest expense:
Deposits	2,461	3,270	4,985	6,287	12,251	13,573	18,214
Borrowings	3,286	3,339	6,576	6,549	13,162	10,833	10,763
Total interest expense	5,747	6,609	11,561	12,836	25,413	24,406	28,977
Net interest income	17,013	15,829	33,938	31,600	65,604	62,089	56,591
Provision for loan losses	544	1,750	1,159	3,117	12,589	10,084	9,038
Net interest income after provision for loan losses	16,469	14,079	32,779	28,483	53,015	52,005	47,553
Non-interest income:
Bargain purchase gain, net of tax					3,560
Fees and service charges for customer services	763	743	1,565	1,437	2,946	2,582	2,695
Income on bank owned life insurance	710	746	1,429	1,487	2,973	2,273	1,750
(Loss) gain on securities transactions, net	(77)	839	2,060	2,644	2,603	1,853	891
Other-than-temporary impairment losses on securities		(991)		(1,152)	(1,152)	(962)	(1,365)
Portion recognized in other comprehensive income (before taxes)		743		743	743	808	1,189
Net impairment losses on securities recognized in earnings		(248)		(409)	(409)	(154)	(176)
Other	34	110	351	140	162	288	233
Total non-interest income	1,430	2,190	5,405	5,299	11,835	6,842	5,393
Non-interest expense:
Compensation and employee benefits	5,644	5,048	11,931	10,210	21,626	19,056	16,896
Director compensation	412	372	803	771	1,497	1,516	1,338
Occupancy	2,064	1,327	4,029	2,819	6,297	5,149	4,602
Furniture and equipment	356	292	689	579	1,204	1,070	1,093
Data processing	920	662	2,003	1,334	2,775	2,521	2,637
Professional fees	383	400	809	860	2,334	3,613	1,950
FDIC insurance	938	628	1,796	1,068	1,629	1,805	2,320
Other	1,084	855	2,383	1,896	4,168	3,954	3,418
Total non-interest expense	11,801	9,584	24,443	19,537	41,530	38,684	34,254
Income before income tax expense	6,098	6,685	13,741	14,245	23,320	20,163	18,692
Income tax expense	2,150	2,338	4,845	4,928	6,497	6,370	6,618
Net income	3,948	4,347	8,896	9,317	16,823	13,793	12,074
Net income per common share - basic and diluted	$ 0.10	$ 0.11	$ 0.23	$ 0.23	$ 0.42	$ 0.33	$ 0.28
Unrealized gains on securities:
Net unrealized holding (losses) gains on securities	2,107	9,328	2,158	7,835	7,961	(682)	12,075
Other comprehensive (loss) income, before tax	2,107	9,328	2,158	7,835
Income tax (benefit) expense related to items of other comprehensive income	842	3,732	863	3,134
Other comprehensive (loss) income, net of tax	1,265	5,596	1,295	4,701
Comprehensive income	$ 5,213	$ 9,943	$ 10,191	$ 14,018	$ 23,383	$ 12,558	$ 24,236
Weighted average shares outstanding - basic	38,512,169	40,599,400	38,579,475	40,848,467	40,068,991	41,387,106	42,405,774
Weighted average shares outstanding - diluted	38,964,121	40,980,691	39,053,118	41,260,033	40,515,245	41,669,006	42,532,568